[REA-GRAHAM FUND, INC. LOGO]

              REA-GRAHAM BALANCED FUND
              10966 Chalon Road, Los Angeles, California 90077
              (800) 433-1998  (310) 442-2660
--------------------------------------------------------------------------------
                                                                December 1, 1997

Dear Shareholders,

    We are pleased to present this Semi-Annual Report and to include an update on performance. This performance information is based on total return, including reinvestment of dividend distributions and excluding sales charges.

    Our Fund returned 8.54% for fiscal year-to-date (3/31/97 through 12/01/97); and produced a total return of 16.71% for the last 24 months (ending 12/01/97). From inception (6/30/76), the Fund has provided investors with a cumulative return of 523.75% -- a compounded annual rate of return of 8.92%. These results were achieved with low risk, low volatility, and consistent application of the investment principles of our founding partners, Benjamin Graham and James Rea, Sr.

    At December 1, 1997, our Fund held:

                                 30% Common Stocks
                                 30% Medium-Term Treasury Notes
                                 40% Liquid Cash Instruments

    The equity markets have experienced significant turmoil in recent weeks. I am pleased to report that the Rea-Graham Balanced Fund has again successfully proven its ability to protect assets in down markets. On August 6, 1997, the Dow peaked at 8,259.31. Twelve weeks later, on October 27, 1997, the Dow closed at 7,161.15, off 1,098.16 points, a decline of 13.30%. Rea-Graham Balanced Fund actually gained $0.04 for the period, up 0.25% ($15.82 to $15.86). During the worst part of the Dow's decline in October (10/07/97 thru 10/27/97) the Dow fell 1,017.16 points (14.2%) while Rea-Graham Balanced Fund fell a slight $0.25 (1.5%). We have selectively added new stocks to the portfolio and also captured gains by selling stocks at a profit.

    The good news is our Fund is up $1.28 per share this fiscal year, and our stocks have shown strong performance. Many of the common stocks held in the portfolio provided superior gains of 50% to 70% or more. For instance:

                Southwest Airline        +50.08%        Excel Industries         +58.94%
                Century Telephone        +51.79%        Lehman Brothers          +60.87%
                Rollins' Truck Lease     +55.92%        Cash American Int'l      +67.57%
                                       World Fuel       +72.04%

    Our investment strategy remains one of safety, coupled with growth and income. Since formation more than 21 years ago, the Rea-Graham Balanced Fund has provided Shareholders with attractive risk-adjusted returns, while at the same time maintaining a track record of asset protection. We look forward to an exciting new year in 1998, with new prospects and opportunities. The future looks bright.

    We wish you a happy Holiday Season, and a prosperous New Year.

                                          Sincerely,

                                          /s/ JAMES B. REA, JR.
                                          -------------------------------
                                          James B. Rea, Jr.
                                          President
                                          Rea-Graham Balanced Fund, Inc.

                            REA-GRAHAM BALANCED FUND

                        [A Mountain Chart Appears Here]

     Pursuant to Rule 304(a) of Regulation S-T, the following narrative description replaces the chart that appears on this page of the Semi-Annual
Report:

The chart that appears here is a "mountain chart" that depicts the cumulative change in value of a $10,000 investment in the Fund made on June 30, 1976, assuming the reinvestment of net investment income and capital gains distributions. For the period ended December 1, 1997, the ending value was $62,375, which represents a cumulative total return of 523.75% and an annual compound return of 8.92%, measured from June 30, 1976.

     The following chart is depicted in conjunction with the mountain chart:

Illustration of an assumed investment of $10,000* with net investment income and capital gains distributions reinvested.

                        1997 Fiscal Year-to-Date: +8.54%
                            (3/31/97 thru 12/01/97)

                           Period            Total
                           Ended             Value
                          --------          -------
                          06/30/76           $10,000
                          12/31/76           $10,846
                          12/31/77           $11,194
                          12/31/78           $12,355
                          12/31/79           $14,362
                          12/31/80           $15,837
                          12/31/81           $18,391
                          08/19/82**         $18,856
                          03/31/83           $23,035
                          03/31/84           $23,789
                          03/31/85           $26,928
                          03/31/86           $34,380
                          03/31/87           $37,602
                          03/31/88           $38,273
                          03/31/89           $41,182
                          03/31/90           $43,010
                          03/31/91           $43,477
                          03/31/92           $46,797
                          03/31/93           $49,662
                          03/31/94           $48,213
                          03/31/95           $48,291
                          03/31/96           $54,005
                          03/31/97           $57,467
                          09/30/97           $61,263
                          12/01/97           $62,375

 * Net amount invested. The maximum initial sales charge payable on an investment in the Fund is 4.75%. The public offering price of $10,000 net investment in the Fund would be $10,499, assuming no waiver or reduction of sales charges. No adjustment has been made for income taxes payable by shareholders on net investment income or capital gains distributions. The average annual total return for 1, 5, and 10 years ended September 30, 1997 was +4.16%, +3.92% and +4.26%, respectively, reflecting the deduction of the one-time maximum sales charge, deduction of all Fund expenses on an annual basis and assuming that all distributions are reinvested when paid. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their initial cost. The performance information shown represents past historical performance and should not be interpreted as indicative of the Fund's future performance, as to which there can be no guarantee.

** Pro forma information through April 29, 1982, the date the Fund succeeded to the business of Rea, Graham-Plan Fund.
   Initial public offering date was August 19, 1982.

                            REA-GRAHAM BALANCED FUND
                            STATEMENT OF INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

                                NUMBER
       NAME OF ISSUER          OF SHARES     VALUE
                               ---------   ----------
COMMON STOCKS -- 27.43%
BANKS -- 2.74%
  Bank of New York...........     3,000    $  144,000
  Citicorp...................     1,000       133,937
                                           ----------
                                              277,937
                                           ----------
AIRLINES -- 1.26%
  Southwest Airlines Co......     4,000       127,750
                                           ----------
BEEF SLAUGHTER/PRODUCTS --
  0.93%
  IBP, Inc...................     4,000        94,500
                                           ----------
COMMUNICATIONS -- 2.54%
  Century Telephone..........     3,000       132,000
  Sprint Corp................     2,500       125,000
                                           ----------
                                              257,000
                                           ----------
FINANCIAL SERVICES -- 2.48%
  Advanta Corp. CL. A........     3,000        87,375
  American Express...........     2,000       163,750
                                           ----------
                                              251,125
                                           ----------
INDUSTRIALS -- 3.88%
  AUTO PARTS
    Chrysler Corp............     3,000       110,437
                                           ----------
  CHEMICAL
    Dow Chemical.............     1,000        90,687
                                           ----------
  ELECTRICAL APPARATUS
    Hughes Supply............     2,000        59,375
                                           ----------
  TIRES
    Cooper Tire, Inc.........     5,000       132,812
                                           ----------
TOTAL INDUSTRIALS                             393,311
                                           ----------

                                NUMBER
       NAME OF ISSUER          OF SHARES     VALUE
                               ---------   ----------
INSURANCE/SERVICES -- 1.08%
  Exel Limited...............     1,000        57,813
  NAC Re Corp................     1,000        51,375
                                           ----------
                                              109,188
                                           ----------
JET FUEL/OIL RECOVERY --
  0.98%
  World Fuel.................     4,000        99,500
                                           ----------
REAL ESTATE INVESTMENT
  TRUST -- 0.70%
  Security Capital Pacific
    Trust....................     3,000        70,688
                                           ----------
RESTAURANTS -- 2.76%
  Cracker Barrel.............     6,000       194,250
  Wendy's International......     4,000        85,000
                                           ----------
                                              279,250
                                           ----------
STORES (RETAIL/WHSL.) --
  0.50%
  Cash American
    International............     4,506        50,693
                                           ----------
TECHNOLOGY-ENERGY -- 1.66%
  Wheelabrator
    Technologies.............    10,500       168,000
                                           ----------
UTILITIES -- 5.92%
  Delmarva Power & Light
    Co.......................     7,500       141,563
  GPU Inc....................     2,000        71,750
  N.Y. State Electric &
    Gas......................     5,000       134,375
  Nipsco Industries..........     6,000       252,750
                                           ----------
                                              600,438
                                           ----------
TOTAL COMMON STOCKS
(Cost $2,462,694)............              $2,779,380
                                           ----------

                            REA-GRAHAM BALANCED FUND
                      STATEMENT OF INVESTMENTS, CONTINUED
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

                           PRINCIPAL
     NAME OF ISSUER          AMOUNT        VALUE
                           ----------   -----------
U.S. GOVERNMENT
  OBLIGATIONS -- 75.66%

LONG-TERM U.S. GOVERNMENT
  OBLIGATIONS -- 29.52%

  U.S. Treasury Notes,
    5.375%, 11/30/97.....  $1,000,000   $ 1,000,313

  U.S. Treasury Notes,
    5.00%, 1/31/98.......  1,000,000        999,063

  U.S. Treasury Notes,
    5.125%, 12/31/98.....  1,000,000        993,126
                                        -----------
                                          2,992,502
                                        -----------
SHORT-TERM U.S.
  GOVERNMENT
  OBLIGATIONS -- 46.14%

  U.S. Treasury Bills,
    5.10%, 10/23/97......    100,000         99,688

  U.S. Treasury Bills,
    4.97%, 12/04/97......    425,000        421,320

  U.S. Treasury Bills,
    4.94%, 12/18/97......  1,200,000      1,187,884

                           PRINCIPAL
     NAME OF ISSUER          AMOUNT        VALUE
                           ----------   -----------

  Federal Home Loan
    Discount Note, 5.39%,
    12/12/97.............  3,000,000    $ 2,967,300
                                        -----------
                                          4,676,192
                                        -----------

TOTAL U.S. GOVERNMENT
  OBLIGATIONS(Cost
  $7,673,626)............                 7,668,694
                                        -----------

OTHER SHORT-TERM
  INVESTMENTS -- 0.15%
  Chase Institutional
    Money Market (Cost
    $15,396).............                    15,396
                                        -----------

TOTAL INVESTMENTS (Cost
  $10,151,716+) -- 103.24%..             10,463,470

OTHER ASSETS LESS
LIABILITIES -- (3.24%)...                  (327,934)
                                        -----------
TOTAL NET
  ASSETS -- 100%.........               $10,135,536
                                        ===========

+ Aggregate cost for federal income tax purposes is identical.

See Notes to Financial Statements.

                            REA-GRAHAM BALANCED FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

ASSETS:
  Investments at value (cost $10,151,716).................................................  $10,463,470
  Receivables:
    Securities sold.......................................................................       85,372
    Dividends and interest................................................................       41,276
  Other...................................................................................        6,453
                                                                                            -----------
  Total assets............................................................................   10,596,571
                                                                                            -----------
LIABILITIES:
  Payables:
    Securities purchased..................................................................      403,437
    Accrued expenses......................................................................       57,598
                                                                                            -----------
  Total liabilities.......................................................................      461,035
                                                                                            -----------
NET ASSETS:
  Net assets, equivalent to $15.98 per share on 634,358 shares outstanding (Note 4).......  $10,135,536
                                                                                            ===========

                            REA-GRAHAM BALANCED FUND
                            STATEMENT OF OPERATIONS
                      SIX MONTHS ENDED SEPTEMBER 30, 1997
                                  (UNAUDITED)

INVESTMENT INCOME:
  Income:
    Dividends.............................................................................  $    31,478
    Interest..............................................................................      202,900
    Other.................................................................................          257
                                                                                            -----------
         Total income                                                                           234,635
                                                                                            -----------
  Expenses:
    Investment advisory fee (Note 3)......................................................       51,849
    Distribution fee (Note 3).............................................................       18,259
    Custodian fees........................................................................        9,947
    Transfer agency fees and expenses.....................................................        9,525
    Administrative expenses...............................................................       15,567
    Registration and filing fees..........................................................       11,150
    Legal.................................................................................        9,774
    Audit and accounting..................................................................       13,997
    Recordkeeping and pricing fees........................................................        8,546
    Directors' fees and meeting expenses..................................................        5,660
    Printing and postage..................................................................        8,074
    Other.................................................................................        2,424
                                                                                            -----------
         Total expenses...................................................................      164,772
                                                                                            -----------
         Net investment income............................................................       69,863
                                                                                            -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments........................................................      266,053
  Unrealized appreciation of investments for the period...................................      323,125
                                                                                            -----------
         Net gain on investments..........................................................      589,178
                                                                                            -----------
  Net increase in net assets from operations..............................................  $   659,041
                                                                                            ===========

See Notes to Financial Statements.

                            REA-GRAHAM BALANCED FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (UNAUDITED)

                                                                                SIX MONTHS
                                                                                   ENDED       YEAR ENDED
                                                                               SEPTEMBER 30,    MARCH 31,
                                                                                   1997           1997
                                                                               -------------   -----------
Increase (Decrease) in Net Assets from Operations:
  Net investment income......................................................   $    69,863    $   196,317
  Net realized gain on investments...........................................       266,053        663,263
  Unrealized appreciation for the period.....................................       323,125       (122,154)
                                                                               -------------   -----------
         Net increase in net assets from operations..........................       659,041        737,426
Dividends paid to shareholders from net investment income....................            --       (219,505)
Capital share transactions (Note 4)..........................................    (1,004,206)    (2,314,306)
                                                                               -------------   -----------
         Total decrease......................................................      (345,165)    (1,796,385)

NET ASSETS:
  Beginning of period........................................................    10,480,701     12,277,086
                                                                               -------------   -----------
  End of period (including undistributed net investment income of $105,008
    and $35,145).............................................................   $10,135,536    $10,480,701
                                                                               =============   ===========

See Notes to Financial Statements.

                            REA-GRAHAM BALANCED FUND
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  NATURE OF BUSINESS AND BASIS OF PRESENTATION

     Rea-Graham Balanced Fund (the Fund) is the only series of shares of Rea-Graham Funds, Inc., a diversified open-end management investment company registered under the Investment Company Act of 1940. It was organized in 1982 to succeed to the business of Rea, Graham-Plan Fund, an investment company organized as a limited partnership which commenced operations June 30, 1976 for the purpose of investing the partners' capital in securities under professional investment management. This succession occurred on April 29, 1982 when the partnership's net assets aggregating $3,436,275 were transferred to the Fund in exchange for 300,000 shares of the Fund's capital stock. The Fund seeks as its investment objectives medium-term capital growth, income and safety through balanced investments in common stocks, preferred stocks, U.S. Government securities and money market instruments.

     The selected financial information, for the periods prior to April 29, 1982 (Note 6), gives effect to the assumed issuance of shares for partners' capital contributions based upon the 300,000 shares issued on April 29, 1982 as described above.

2.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     (a) Valuation of securities. Investments are stated at value based on latest sales prices reported on national securities exchanges on the last business day of the period. Investments for which no sale is reported, or which are traded over the counter, are valued at the mean between bid and asked prices.

     (b) Income taxes. The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore no provision has been made for federal income taxes.

     (c) Use of estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     (d) Other. Securities transactions are recorded on the trade date basis. Interest is accrued as earned and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as information is available to the Fund. Dividends and capital gain distributions to shareholders are recorded on the ex-dividend date.

3.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains James Buchanan Rea, Inc. (Adviser) as its investment adviser. Under the terms of the agreement the Adviser receives a monthly fee of 1/12 of 1% of the first $20,000,000 of the Fund's net assets on the last business day of the month, 1/12 of .75% of the next $80,000,000, 1/12 of .5% of the next $100,000,000, and 1/12 of .45% of monthly net assets in excess of $200,000,000.

     Pursuant to a Plan of Distribution the Fund pays monthly to James Buchanan Rea, Inc., as Principal Underwriter, a distribution fee equal on an annual basis to 0.35% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Plan of Distribution.

                            REA-GRAHAM BALANCED FUND
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)

     During this period, James Buchanan Rea, Inc. earned commissions of $71 as principal underwriter and authorized dealer in Fund shares.

4.  CAPITAL STOCK

     At September 30, 1997, there were 20,000,000 shares of capital stock ($1 par value) authorized and capital paid-in amounted to $10,423,333. Transactions in capital stock were as follows:

                                     SIX MONTHS ENDED            YEAR ENDED
                                    SEPTEMBER 30, 1997         MARCH 31, 1997
                                  ----------------------   ----------------------
                                   SHARES      AMOUNT       SHARES      AMOUNT
                                  --------   -----------   --------   -----------
        Sold....................       473   $     7,157     13,094   $   195,810
        Issued on reinvestment
          of dividends..........        --            --     13,765       205,795
        Redeemed................   (65,119)   (1,011,363)  (182,560)   (2,715,911)
                                  --------   -----------   --------   -----------
        Net decrease............   (64,646)  $(1,004,206)  (155,701)  $(2,314,306)
                                  =========  ===========   =========  ===========

5.  INVESTMENT TRANSACTIONS

     During the six months ended September 30, 1997, purchase and sales of investment securities, excluding short-term obligations, were as follows:

                                                                     PROCEEDS
                                                          COST OF       OF
                                                          PURCHASES   SALES
                                                          --------   --------
        U.S. Government Obligations.....................  $     --   $     --
        Other securities................................   403,438    661,458
                                                          --------   --------
                                                          $403,438   $661,458
                                                          =========  =========

     The aggregate portfolio turnover of the Fund for the six months ended September 30, 1997 was 7%. Portfolio turnover on stocks was 15%. Portfolio turnover on U.S. Government Obligations was 0%.

     Realized gains and losses are reported on an identified cost basis. Accumulated undistributed net realized losses at September 30, 1997 were $704,559. Such amounts represent tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire in varying amounts from March 31, 1999 to March 31, 2003.

     At September 30, 1997, the aggregate gross unrealized appreciation and (depreciation) of portfolio securities, based on cost for federal income tax purposes, was as follows:

        Unrealized appreciation...................................  $382,725
        Unrealized depreciation...................................   (70,971)
                                                                    --------
                                                                    $311,754
                                                                    =========

                            REA-GRAHAM BALANCED FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

6. SELECTED FINANCIAL INFORMATION

                                        SIX
                                      MONTHS
                                       ENDED                                YEARS ENDED MARCH 31,
                                     SEPTEMBER    -------------------------------------------------------------------------
                                     30, 1997      1997       1996       1995       1994       1993       1992       1991
                                     ---------    -------    -------    -------    -------    -------    -------    -------
PER SHARE OPERATING PERFORMANCE
 (FOR A SHARE OUTSTANDING
 THROUGHOUT THE PERIOD)
Net asset value, beginning of
 period.............................  $ 14.99     $ 14.36    $ 13.12    $ 13.20    $ 13.68    $ 13.14    $ 12.84    $ 13.56
                                      -------     -------    -------    -------    -------    -------    -------    -------
Income from investment operations:
 Net investment income..............     0.12        0.27       0.31       0.15       0.07       0.21       0.59       0.75
 Net realized and unrealized gain
   (loss) on investments............     0.87        0.65       1.24      (0.13)     (0.47)      0.59       0.37      (0.65)
                                      -------     -------    -------    -------    -------    -------    -------    -------
Total from investment operations....     0.99        0.92       1.55       0.02      (0.40)      0.80       0.96       0.10
                                      -------     -------    -------    -------    -------    -------    -------    -------
Less distributions:
 Dividends from net investment
   income...........................     0.00       (0.29)     (0.31)     (0.10)     (0.08)     (0.26)     (0.66)     (0.82)
 Dividends from net realized
   gains............................     0.00       (0.00)      0.00       0.00       0.00       0.00       0.00       0.00
                                      -------     -------    -------    -------    -------    -------    -------    -------
Total distributions.................     0.00       (0.29)     (0.31)     (0.10)     (0.08)     (0.26)     (0.66)     (0.82)
                                      -------     -------    -------    -------    -------    -------    -------    -------
Net asset value, end of period......  $ 15.98     $ 14.99    $ 14.36    $ 13.12    $ 13.20    $ 13.68    $ 13.14    $ 12.84
                                      =======     =======    =======    =======    =======    =======    =======    =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)...  $10,136     $10,481    $12,277    $14,242    $17,877    $24,771    $28,281    $34,758
Ratios to average net assets:
 Expenses...........................     3.18%*      2.89%      2.65%      2.52%      2.37%      2.16%      2.06%      2.04%
 Net investment income..............     1.35%*      1.70%      2.02%      1.08%      0.49%      1.45%      4.05%      5.27%
Aggregate portfolio turnover rate...        7%         19%       223%        93%       106%        87%       109%       100%
Portfolio turnover rate on
 stocks**...........................       15%         45%        88%        36%
Net asset value adjusted for
 reinvestment of dividends and
 distributions:
 Beginning of period................  $ 34.67     $ 32.58    $ 29.14    $ 29.09    $ 29.97    $ 28.24    $ 26.23    $ 25.95
                                      =======     =======    =======    =======    =======    =======    =======    =======
 End of period......................  $ 36.96     $ 34.67    $ 32.58    $ 29.14    $ 29.09    $ 29.97    $ 28.24    $ 26.23
                                      =======     =======    =======    =======    =======    =======    =======    =======
TOTAL RETURN (excluding sales
 charge)............................     6.60%       6.41%     11.81%      0.17%     (2.94)%     6.13%      7.66%      1.08%
Average commission rate paid........  $0.0505     $0.0537

                                       1990       1989       1988       1987       1986
                                      -------    -------    -------    -------    -------
PER SHARE OPERATING PERFORMANCE
 (FOR A SHARE OUTSTANDING
 THROUGHOUT THE PERIOD)
Net asset value, beginning of
 period.............................  $ 13.90    $ 13.83    $ 15.56    $ 16.45    $ 13.65
                                      -------    -------    -------    -------    -------
Income from investment operations:
 Net investment income..............     0.90       0.78       0.66       0.43       0.50
 Net realized and unrealized gain
   (loss) on investments............    (0.27)      0.25      (0.46)      0.98       3.06
                                      -------    -------    -------    -------    -------
Total from investment operations....     0.63       1.03       0.20       1.41       3.56
                                      -------    -------    -------    -------    -------
Less distributions:
 Dividends from net investment
   income...........................    (0.96)     (0.68)     (1.03)     (0.47)     (0.53)
 Dividends from net realized
   gains............................    (0.01)     (0.28)     (0.90)     (1.83)     (0.23)
                                      -------    -------    -------    -------    -------
Total distributions.................    (0.97)     (0.96)     (1.93)     (2.30)     (0.76)
                                      -------    -------    -------    -------    -------
Net asset value, end of period......  $ 13.56    $ 13.90    $ 13.83    $ 15.56    $ 16.45
                                      =======    =======    =======    =======    =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)...  $43,386    $50,554    $49,287    $48,141    $31,531
Ratios to average net assets:
 Expenses...........................     1.60%      1.43%      1.41%      1.48%      1.50%
 Net investment income..............     5.82%      5.46%      4.82%      3.54%      4.78%
Aggregate portfolio turnover rate...      125%        88%       226%       111%       208%
Portfolio turnover rate on
 stocks**...........................
Net asset value adjusted for
 reinvestment of dividends and
 distributions:
 Beginning of period................  $ 24.85    $ 23.10    $ 22.69    $ 20.73    $ 16.24
                                      =======    =======    =======    =======    =======
 End of period......................  $ 25.95    $ 24.85    $ 23.10    $ 22.69    $ 20.73
                                      =======    =======    =======    =======    =======
TOTAL RETURN (excluding sales
 charge)............................     4.43%      7.58%      1.81%      9.45%     27.65%
Average commission rate paid........

------------

 * Annualized
** Provided for additional information. Portfolio turnover rate on stocks for periods prior to 1995 not available.

                                                                                     PRO FORMA INFORMATION + (UNAUDITED)
                                                                                ---------------------------------------------
                                             YEARS ENDED          APRIL 30,
                                              MARCH 31,            1982 TO       JANUARY 1,        YEARS ENDED DECEMBER 31,
                                        ---------------------     MARCH 31,     TO APRIL 29,     ----------------------------
                                         1985         1984          1983            1982          1981       1980       1979
                                        -------     ---------     ---------     ------------     ------     ------     ------
PER SHARE OPERATING PERFORMANCE
  (FOR A SHARE OUTSTANDING
  THROUGHOUT THE PERIOD)
Net asset value, beginning of
  period........................        $ 13.09      $ 13.89       $ 11.45         $11.09        $ 9.55     $ 8.66     $ 7.45
                                        -------       ------        ------         ------        ------     ------     ------

Income from investment
  operations:
  Net investment income.........           0.46         0.72          0.43           0.05          0.59       0.56       0.30
  Net realized and unrealized
    gain
    (loss) on investments.......           1.12        (0.27)         2.01           0.31          0.95       0.33       0.91
                                        -------       ------        ------         ------        ------     ------     ------
Total from investment
  operations....................           1.58         0.45          2.44           0.36          1.54       0.89       1.21
                                        -------       ------        ------         ------        ------     ------     ------

Less distributions:
  Dividends from net investment
    income......................          (0.74)       (0.33)         0.00           0.00          0.00       0.00       0.00
  Dividends from net realized
    gains.......................          (0.28)       (0.92)         0.00           0.00          0.00       0.00       0.00
                                        -------       ------        ------         ------        ------     ------     ------
Total distributions.............          (1.02)       (1.25)         0.00           0.00          0.00       0.00       0.00
                                        -------       ------        ------         ------        ------     ------     ------
Net asset value, end of
  period........................        $ 13.65      $ 13.09       $ 13.89         $11.45        $11.09     $ 9.55     $ 8.66
                                        =======       ======        ======         ======        ======     ======     ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's).......................        $13,627      $ 9,842       $ 6,863         $3,436        $3,200     $2,631     $3,063
Ratios to average net assets:
  Expenses......................           2.28%        2.45%         1.50%*         3.62%*        2.70%      3.10%      3.07%
  Net investment income.........           4.68%        6.46%         5.49%*         2.90%*        6.48%      3.85%      4.63%
Portfolio turnover rate.........            196%         261%          187%             9%          135%       151%       101%

Net asset value adjusted for
  reinvestment of dividends and
  distributions:
  Beginning of period...........        $ 14.35      $ 13.89       $ 11.45         $11.09        $ 9.55     $ 8.66     $ 7.45
                                        =======       ======        ======         ======        ======     ======     ======
  End of period.................        $ 16.24      $ 14.35       $ 13.89         $11.45        $11.09     $ 9.55     $ 8.66
                                        =======       ======        ======         ======        ======     ======     ======
TOTAL RETURN (excluding sales
  charge) ......................          13.17%        3.31%        21.31%          3.25%        16.13%     10.28%     16.24%


                                                       JUNE 30, 1976
                                                       (COMMENCEMENT
                                                      OF OPERATIONS)
                                                      TO DECEMBER 31,
                                   1978       1977         1976
                                  ------     ------   ---------------
PER SHARE OPERATING PERFORMANCE
  (FOR A SHARE OUTSTANDING
  THROUGHOUT THE PERIOD)
Net asset value, beginning of
  period........................  $ 6.75     $ 6.54       $  6.03
                                  ------     ------       -------
Income from investment
  operations:
  Net investment income.........    0.12       0.18          0.00
  Net realized and unrealized
    gain
    (loss) on investments.......    0.58       0.03          0.51
                                  ------     ------       -------
Total from investment
  operations....................    0.70       0.21          0.51
                                  ------     ------       -------
Less distributions:
  Dividends from net investment
    income......................    0.00       0.00          0.00
  Dividends from net realized
    gains.......................    0.00       0.00          0.00
                                  ------     ------       -------
Total distributions.............    0.00       0.00          0.00
                                  ------     ------       -------
Net asset value, end of
  period........................  $ 7.45     $ 6.75       $  6.54
                                  ======     ======       =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's).......................  $2,169     $1,458       $ 1,093
Ratios to average net assets:
  Expenses......................    2.90%      2.77%         4.92%*
  Net investment income.........    2.72%      2.98%           --
Portfolio turnover rate.........     135%       148%           22%
Net asset value adjusted for
  reinvestment of dividends and
  distributions:
  Beginning of period...........  $ 6.75     $ 6.54       $  6.03
                                  ======     ======       =======
  End of period.................  $ 7.45     $ 6.75       $  6.54
                                  ======     ======       =======
TOTAL RETURN (excluding sales
  charge) ......................   10.37%      3.21%         8.46%

------------
* Annualized
+ Prepared as if the predecessor partnership (Note 1) had been organized as a corporation on June 30, 1976, the date of commencement of its operations, and had initially issued capital stock at a net asset value of $6.03 per share.

-------------------------------------
          PLEASE CONTACT US

       REA-GRAHAM FUNDS, INC.
          10966 Chalon Road
    Los Angeles, California 90077
           (800) 433-1998

           Transfer Agent
             PFPC, Inc.
        400 Bellevue Parkway
        Wilmington, DE 19809
           (800) 348-5032

        Principal Underwriter
      JAMES BUCHANAN REA, INC.
          10966 Chalon Road
    Los Angeles, California 90077
           (310) 442-2660

-------------------------------------

 This report must be preceded or
 accompanied by the Prospectus of
 Rea-Graham Balanced Fund.

                                                    [REA-GRAHAM FUND, INC. LOGO]

                                                                            REA-
                                                                          GRAHAM

                                                              ------------------
                                                                   BALANCED FUND
                                                              SEMI-ANNUAL REPORT
                                                              September 30, 1997